SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY.
SHAREHOLDERS' EQUITY

17— SHAREHOLDERS’ EQUITY

17-1     Common stock

As of December 31, 2021, EDAP TMS S.A.’s common stock consisted of 33,758,564 issued shares fully paid and with a par value of € 0.13 each. 33,466,136 of the shares were outstanding.

In April 2021, the Company completed a successful common stock offering and issued 4,150,000 new common shares in the form of ADS for $6.75 per share which resulted in gross proceeds of €23,255 thousand. In connection with this offering, the Company incurred issuance costs amounting to €1,961 thousand.

17-2     Pre-emptive subscription rights

Shareholders have preemptive rights to subscribe on a pro rata basis for additional shares issued by the Company for cash. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

17-3     Dividend rights

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception as the result of an accumulated statutory deficit of 15,367 thousand. Dividend distributions, if any, will be made in euros. The Company has no plans to distribute dividends in the foreseeable future.

17-4     Treasury stock

As of December 31, 2021, all 292,428 shares held as treasury stock consisted of (i) 112,138 shares acquired between August and December 1998 and (ii) 180,290 shares acquired in June and July 2001 for a total of €928 thousand. All treasury stocks have been acquired to cover stock purchase options (see Note 17-5).

17-5     Stock-option and free share plans

As of December 31, 2021, EDAP TMS S.A. sponsored four stock purchase and subscription option plans open to employees of EDAP TMS group:

On December 19, 2012, the shareholders authorized the Board of Directors to grant up to 500,000 options to subscribe  500,000 new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted 500,000 options to subscribe to new shares to certain employees of EDAP TMS on January 18, 2013. The exercise price was fixed at €1.91 per share. Options were to begin vesting one year after the date of grant and all options were fully vested as of January 18, 2017 (i.e., four years after the date of grant). The options expire on January 18, 2023 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2013 the total fair value of the options granted under this plan was €660 thousand. This non-cash financial charge has been recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method). Under this plan, 262,500 options are outstanding and exercisable at December 31, 2021.

On February 18, 2016, the shareholders authorized the Board of Directors to grant up to 1,000,000 options to subscribe to 1,000,000 new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted 575,000 options to subscribe to new shares to certain employees of EDAP TMS on April 26, 2016. The exercise price was fixed at €3.22 per share. Options were to begin vesting one year after the date of grant and all options were fully vested as of April 26, 2020 (i.e., four years after the date of grant). The options expire on April 26, 2026 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2016 the total fair value of the options granted under this plan was €960 thousand. This non-cash financial charge has been recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method).

Conforming to this February 18, 2016 stock option plan, the Board of Directors granted 260,000 options to subscribe to new shares to certain employees of EDAP TMS on April 25, 2017. The exercise price was fixed at €2.39 per share. Options were to begin vesting one year after the date of grant and all options will be fully vested as of April 25, 2021 (i.e., four years after the date of grant). The options expire on April 25, 2027 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2017, the total fair value of the options granted on April 25, 2017 under this plan was €335 thousand. This non-cash financial charge has been recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method).

Conforming to this February 18, 2016 stock option plan, the Board of Directors granted 165,000 options to subscribe to new shares to certain employees of EDAP TMS on August 29, 2018. The exercise price was fixed at €2.65 per share. Options were to begin vesting one year after the date of grant and all options will be fully vested as of August 29, 2022 (i.e., four years after the date of grant). The options expire on August 29, 2029 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2018, the total fair value of the options granted on August 29, 2018 under this plan was €219 thousand. This non-cash financial charge is recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method).

Conforming to this February 18, 2016 stock option plan, the Board of Directors granted 155,000 options to subscribe to new shares to certain employees of EDAP TMS on April 4, 2019. Forfeited options corresponding to employees’ departures were re-allocated. The exercise price was fixed at €3.90 per share. Options were to begin vesting one year after the date of grant and all options will be fully vested as of April 4, 2023 (i.e., four years after the date of grant).The options expire on April 4, 2029 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2019, the total fair value of the options granted on April 4, 2019 under this plan was €299 thousand. This non-cash financial charge is  recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method).

The impact of this February 18, 2016 Plan on operating income, in accordance with ASC 718, was €289 thousand, €260 thousand and €160 thousand in 2018, 2019 and 2020, respectively.

Under this 2016 plan, 758,580 options are outstanding, 672,330 options are exercisable and 150,820 options are exercised at December 31, 2021.

On June 28, 2019, the shareholders authorized the Board of Directors to grant up to a maximum of 358,528 options to purchase pre-existing shares and to grant 1,000,000 options to subscribe to 1,000,000 new shares at a fixed price to be set by the Board of Directors. Conforming to this June 28, 2019 stock option plan, the Board of Directors granted 292,428 options to purchase pre-existing shares and 1,000,000 options to subscribe to new shares to certain employees of EDAP TMS on June 11, 2021. The exercise price was fixed at €5.59 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of June 11, 2024 (i.e., three years after the date of grant). The options expire on June 11, 2031 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2021, the total fair value of subscription options granted on June 11, 2021 under this plan was €681 thousand and the total fair value of purchase options was €2 371 thousand. This non-cash financial charge is  recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).

Under this 2019 plan, 1,287,428 options are outstanding, 214,571 options are exercisable at December 31, 2021.

On June 30, 2021, the shareholders authorized the Board of Directors to grant up to a maximum of 2,000,000 options to subscribe to 2,000,000 new shares at a fixed price to be set by the Board of Directors.  Conforming to this June 30, 2021 stock-option plan, the Board of Directors granted 100,000 options to subscribe to new shares to certain employees of EDAP TMS on November 17, 2021. The exercise price was fixed at €5.18 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of November 17, 2024 (i.e., three years after the date of grant). The options expire on November 17, 2031 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2021, the total fair value of the options granted on November 17, 2021 under this plan was €229 thousand. This non-cash financial charge is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).

Under this 2021 plan, 100,000 options are outstanding at December 31, 2021.

Forfeited stock-options are recognized as they occur, in accordance with ASU 2016-09.

The fair value of each stock option granted during the year is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	November 2021	June 2021	2020	2019
Weighted-average expected life (years)	5.79	5.79	—	6.25
Expected volatility rates(1)	45.08%	46.34%	—%	49.45%
Expected dividend yield	0%	0%	—%	0%
Risk-free interest rate	1.32%	0.63%	—%	(0.08)%
Weighted-average exercise price (€)	5.18	5.59	—	3.90
Weighted-average fair value of options granted during the year (€)	2.29	2.37	—	1.93
(1)	Historical volatility calculated over 10 years.
(2)	There was no new plan for the year 2020.

As of December 31, 2021, a summary of stock option activity to purchase or to subscribe to Shares under these plans is as follows:

	2021		2020		2019
	Options	Weighted	Options	Weighted	Options	Weighted
		average		average		average
		exercice		exercice		exercice
		price (€)		price (€)		price (€)
Outstanding on January 1,	1,186,900	2.81	1,273,900	2.78	1,347,600	2.61
Granted	1,392,428	5.56	—	—	155,000	3.90
Exercised	(150,820)	2.93	(23,750)	2.54	(143,700)	2.16
Forfeited	(20,000)	4.01	(21,250)	2.55	(85,000)	1.94
Expired	—	—	(42,000)	2.38	—	—
Outstanding on December 31,	2,408,508	4.38	1,186,900	2.81	1,273,900	2.78
Exercisable on December 31,	1,149,401	3.25	970,650	2.73	818,900	2.60
Share purchase options available for grant on December 31,	5,000		292,428		250,428

The following table summarizes information about options to purchase existing Shares held by the Company, or to subscribe to new Shares, at December 31, 2021:

	Outstanding options				Fully vested options (1)
		Weighted	Weighted			Weighted
		average	average	Aggregate		average	Aggregate
		remaining	exercise	Intrinsic		exercise	Intrinsic
		contractual	price	Value		price	Value
Exercise price (€)	Options	life	(€)	(2)	Options	(€)	(2)
5.59	1,287,428	9.4	5.59	—	214,571	5.59	—
5.18	100,000	9.8	5.18	11,217	—	—	—
3.90	107,500	7.8	3.90	149,657	52,500	3.90	82,726
3.22	400,000	4.3	3.22	828,866	400,000	3.22	828,866
2.65	105,000	6.7	2.65	277,477	73,750	2.65	194,860
2.39	146,080	5.3	2.39	423,948	146,080	2.39	423,948
1.91	262,500	1.0	1.91	887,818	262,500	1.91	887,818
1.91 to 5.59	2,408,508	6.3	4.38	2,578,983	1,149,401	3.25	2,418,219

(1)	Fully vested options are all exercisable options.
(2)	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $5.99 at December 31, 2021, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.

A summary of the status of the non-vested options to purchase shares or to subscribe to new shares as of December 31, 2021, and changes during the three years ended December 31, 2021, is presented below:

		Weighted average
		Grant-Date Fair
	Options	Value (€)
Non-vested at January 1, 2019	575,000	1.47
Granted	155,000	1.93
Vested	(204,000)	1.52
Forfeited	(70,600)	1.58
Non-vested at December 31, 2019	455,000	1.58
Non-vested at January 1, 2020	455,000	1.58
Granted	—	—
Vested	(235,000)	1.58
Forfeited	(3,750)	1.54
Non-vested at December 31, 2020	216,250	1.59
Non-vested at January 1, 2021	216,250	1.59
Granted	1,392,428	2.37
Vested	(329,571)	2.06
Forfeited	(20,000)	1.89
Non-vested at December 31, 2021	1,259,107	2.32

As of December 31, 2021, there were €1,795 thousand of total unrecognized compensation expenses related to non-vested stock-options, over a period of 2.9 years.

On June 30, 2021, the shareholders authorized the Board of Directors to grant up to a maximum of 200,000 free shares to certain employees. Conforming to this June 30, 2021 authorization, the Board of Directors granted 61,500 free shares to certain employees of EDAP TMS on September 28, 2021. Free shares shall be definitively acquired by the relevant beneficiaires at the end of the vesting period (minimum one year period starting on the allocation date and ending on the acquisition date, i.e. two years starting on the allocation date). At December 31, 2021, the total fair value of the free shares granted on September 28, 2021 under this plan was €340 thousand. This non-cash financial charge was recognized in the Company’s operating expenses upon allocation.

Under this 2021 plan, 61,500 free shares are outstanding at December 31, 2021.

17-6    Accumulated other comprehensive income (loss)

The components of accumulated other comprehensive income (loss) net of tax, for the years ended December 31, 2021, and 2020, are as follows:

	Year Ended December 31, 2021
	Foreign currency	Provision for
	translation	retirement indemnities
	adjustment	(net of tax)	Total
Beginning balance	(2,824)	(241)	(3,064)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	(554)	29	(525)
Ending balance	(3,377)	(212)	(3,589)

	Year Ended December 31, 2020
	Foreign currency	Provision for
	translation	retirement indemnities
	adjustment	(net of tax)	Total
Beginning balance	(3,234)	(203)	(3,436)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	410	(38)	372
Ending balance	(2,824)	(241)	(3,064)